Document and Entity Information	7 Months Ended
Aug. 14, 2014
Document and Entity Information
Entity Registrant Name	INTERNATIONAL LEASE FINANCE CORP
Entity Central Index Key	0000714311
Document Type	8-K
Document Period End Date	Aug. 14, 2014
Amendment Flag	false
Current Fiscal Year End Date	--12-31